Investments In and Advances To Affiliates - Summary of Financial Information of Affiliates & Subsidiaries (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended								6 Months Ended	12 Months Ended			21 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Nov. 01, 2021	Mar. 04, 2021
Investments in and Advances to Affiliates [Line Items]
Gain (Loss) on Disposition of Business					$ (1,800)						$ (9)	$ (1,683)	$ (95)
Business Combination, Consideration Transferred											$ 28
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain			$ 178	$ 36						$ 214
Shares Issued, Price Per Share		$ 25.85									$ 25.85			$ 25.85		$ 25.88
Qatar Investment Authority
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Purchase Price Agreement							$ 125
Qatar Investment Authority
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage Sold			13.60%
Guacolda Affiliate [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage							50.00%
Uplight
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage		29.00%			29.40%	29.60%	32.30%				29.00%	29.40%		29.00%
Fluence [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage		33.50%	43.20%	50.00%	34.00%						33.50%	34.00%		33.50%
Fluence [Member] | Additional Decimal Displayed
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage					34.20%							34.20%
Fluence [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal					$ 325	$ 60
Shares, Issued															35,650
Shares Issued, Price Per Share															$ 28
Proceeds from divestiture of business					936
Guacolda Affiliate [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal						34
Equity Method Investment, Purchase Price Agreement								$ 34
Equity Method Investment Long Lived Asset Impairment									$ 127
Uplight
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal						25
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					$ 23	$ 37
sPower [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Other than Temporary Impairment											$ 175
Business Combination, Consideration Transferred								$ 102
Equity Method Investment, Realized Gain (Loss) on Disposal		$ 35
Equity Method Investment, Ownership Acquired					25.00%							25.00%
Barry
Investments in and Advances to Affiliates [Line Items]
Other Long-term Debt		$ 39			$ 44						$ 39	$ 44		$ 39
Colon [Domain]
Investments in and Advances to Affiliates [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain												6
Grupo Energia Gas Panama
Investments in and Advances to Affiliates [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable												$ 44		$ 45
sPower OpCo B [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage Sold		49.00%									49.00%			49.00%
sPower OpCo B [Member] | Subsequent Event [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Amount Sold	$ 196